Note 8 - Disclosure of Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
8	Disclosure of financial instruments and risk management

8.1	Type and management of financial risks

8.1.1	General information

Sono Group is exposed to certain financial risks with respect to its financial assets and liabilities and the transactions associated with its business model. These risks generally relate to credit risk, liquidity risk and market risks (especially interest rate risk, share price risk and foreign exchange rate risk).

The aim of risk management is to limit the potential negative impact on expected cash flows and take advantage of any opportunities that arise.

8.1.2	Credit risk

Credit risk is the risk of financial loss to Sono Group if a counterparty to a financial instrument fails to meet its contractual obligations and arises from cash and cash equivalents and other financial assets. To limit credit risk, cash deposits and investments are placed only with reputable financial institutions, based on a qualitative assessment by Sono Group’s finance department under consideration of the creditworthiness of the financial institutions. Consequently, the risk of default is considered to be low.

For the reporting year and the previous year, there were no significant increases in credit risks for financial assets (no transfer from Stage 1 to Stage 2). Therefore, the loss allowance for all financial assets is measured at an amount equal to 12-month ECL (Stage 1). 12-month ECL is determined using external credit ratings as well as external recovery rates.

The table below reconciles the opening and ending balance for loss allowances for other current and noncurrent financial assets as well as cash and cash equivalents as of December 31:

Total
kEUR

Opening loss allowance as of January 1, 2022	10
Additions recognized in profit or loss during the period	2
Reversals recognized in profit or loss during the period	(7)
Closing loss allowance as of December 31, 2022	5

Opening loss allowance as of January 1, 2023	5
Reversals recognized in profit or loss during the period	(5)
Closing loss allowance as of December 31, 2023	-

The table below displays the gross carrying amount of other current and noncurrent financial assets as well as cash and cash equivalents by credit risk rating grades.

	Credit risk rating grade	Gross carrying amount (12m ECL)
		kEUR

December 31, 2022	Risk class 1	31,654
December 31, 2023	Risk class 1	8,462

Due to the small number of financial assets, Sono Group uses the ECL stages as credit risk rating grades. Risk class 1 denotes a stage 1 expected credit loss.

8.1.3	Liquidity risk

Liquidity risk is the risk that Sono Group will encounter difficulties in meeting its obligations associated with financial liabilities that are settled by delivering cash or other financial assets.

In the past, Sono Group has mainly relied on equity financing from shareholders and private investors. Although the IPO proceeds have served to increase the Group’s level of liquidity in 2021, Sono Group was exposed to liquidity risk arising mainly from financial liabilities from the operating business (trade payables, salaries) as well as from subordinated loans from crowdfunding activities and other loans. In addition, the received advance payments from customers could also potentially be requested to be repaid. As a result, management concluded in the past that Sono Group was exposed to high liquidity risk and consequently a risk of going concern.

In order to reach production of the Sion, Sono Group had to seek further financing during 2022 to meet its liquidity obligations. Sono was highly dependent on successful equity offerings or private investors.

Due to deteriorating market conditions during 2022, Sono was not successful in raising further funding from equity. However, in order to meet the planned start of production, Sono Group had to accelerate prepayments to suppliers which considerably decreased available liquidity. The considerably increased number of employees also had a negative impact on liquidity during 2022. Moreover, there was the risk of customers canceling their reservations and reclaiming their advance payments, and the risk of having to repay the customer prepayments in full in case the start of production, which had been postponed several times in the past already, could not be realized. For details on advance payments received, refer to note 7.9 Advance payments received from customers.

In December 2022, lacking more favorable financing offers, the Company issued convertible debentures in an aggregate nominal amount of kUSD 31,100 and an interest rate of 4% p.a. (12% p.a. upon the event of default or “triggering event”). In the case of the contractually defined “triggering event” the outstanding principal balance at that time will be due in equal monthly installments over the remaining life of the debentures (including accrued interest (increased to 12% p.a.) and a 6% payment premium). The agreement is subject to several default event clauses, which could accelerate repayment. For further information see note 7.10.1 Financial liabilities overview. Therefore, increased liquidity risk did arise from the contract. At the balance sheet date there was no triggering or default event, and it was expected that the full amount outstanding will be converted and therefore contractual undiscounted payments were expected to be zero. Finally, in order to have a chance to realize the start of production in the first half of 2024, Sono started a Crowdfunding campaign in December 2022 with the aim to raise approximately kEUR 105,000 through customer prepayments and investor financing. As the campaign concluded unsuccessfully in February 2023, the Sion passenger car program was terminated, which in turn required Sono Group to repay all customer advance payments, as well as any potential supplier claims arising from the termination. This was not possible due to the limited remaining liquidity and therefore, in May 2023, the Sono Group entities applied to the relevant courts to open self-administered insolvency proceedings. For further information see note 1.1. Filing for insolvency.

In the past, given that management was aware of the high liquidity risk, Sono Group’s liquidity management focused on the availability of cash and cash equivalents for operational activities, repayments of liabilities, development expenses and further fixed asset investments by means of budget planning and appropriate reactions to expected cash restrictions.  Sono Group has established an appropriate approach to managing short-, medium- and long-term financing and liquidity requirements. It originally managed liquidity risks by holding cash reserves, raising funding through share issues and debt financial instruments, as well as by monitoring forecasted and actual cash flows. To monitor the availability of liquidity, cash flow forecasts are developed on a regular basis. Based on these cash flow forecasts, a run rate, which displays the period Sono Group is able to carry on its current operations without additional financing, is determined. As a safeguard for legal risks associated with liquidity issues, due to the high liquidity risk, especially during 2022 when financing attempts proved unsuccessful and the reserve initially held for the potential risk to repay customer prepayments was partially used for Sion related payment obligations, external legal advice has been sought in order to comply with German insolvency laws. This finally led to the decision of management in May 2023 to file for insolvency.

As part of the restructure which resulted in the successful emergence from insolvency, the Yorkville Agreements became effective in January 2024 (see note 9.7.3 Funding and restructuring agreement). This funding is closely linked to the  underlying Solar Bus Kit business plan and therefore management’s focus related to managing liquidity will be on the close control that the business plan assumptions will be met. Due to the limited funding that is planned to be provided by Yorkville until end of the second quarter of 2025 (2022: end of 2024) and based on the due date of the repayment obligation of the modified convertibles in July 2025 together with the dependency to successfully raise further funding from investors, Sono Management continues to assess liquidity risk to be high. Also refer to note 4.12.1 Going concern.

The table below summarizes the maturity profile of Sono Group’s financial liabilities based on contractual undiscounted payments:

	Carrying amount	< 1 year	1 to 5 years	>5 years
	kEUR	kEUR	kEUR	kEUR

Trade and other payables	1,221	1,221	-	-
Loans*	23,161	19,701	-	-
Lease liabilities	1,130	167	670	391
Total December 31, 2023	25,512	21,089	670	391

* As of the balance sheet date it was likely that the full amount outstanding of the convertible debentures will be converted, however the impact of the convertible loans being repaid is shown.

	Carrying amount	< 1 year	1 to 5 years	>5 years
	kEUR	kEUR	kEUR	kEUR

Trade and other payables	11,699	11,699	-	-
Loans*	32,241	31,642	2,636	-
Lease liabilities	2,633	522	1,805	544
Total December 31, 2022	46,573	43,863	4,441	544

8.1.4	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Sono Group’s exposure to the risk of changes in market interest rates relates primarily to cash and cash equivalents, as financial liabilities bear either no interest (trade and other payables) or fixed interest (loans and lease liabilities).

In 2022 and prior, Sono Group was exposed to the risk of being charged negative interest rates on its bank deposits at a fixed interest rate. In the reporting period, negative interest charges amount to kEUR - (2022: kEUR 287; 2021: kEUR 156) and is disclosed as part of bank charges in note 6.4 General and administrative expenses. In 2023, the market interest rate has increased in comparison to prior years and there is likely no longer the risk of being charged negative interest on bank deposits based on current conditions.

Interest rate exposure is monitored on an ongoing basis. As a measure to reduce such risk, payment of trade and other payables is streamlined accordingly.

8.1.5	Share price risk

Share price risk relates to the risk of losses resulting from the unfavorable development of share prices. Sono Group is exposed to its own share price risk due to the conversion rights for Yorkville embedded in the 2022 and modified convertible debentures. For details relating to the 2022 and modified convertible debentures, please refer to note 7.10.1 Financial liabilities overview. As of December 31, 2023 and December 31, 2022, the convertible debentures were subjected to a sensitivity analysis with regard to share price risk. The hypothetical effects to profit or loss in case of a change in Sono Group N.V.’s share price are presented in section 8.3.2 Carrying amounts and fair values. Currently, the shares are not listed on Nasdaq or any other exchange due to the delisting (see note 9.7.6 Nasdaq delisting) and quoted on over-the-counter markets. Share price development is monitored regularly and it is determined on a case by case basis whether any specific action is required.

8.1.6	Currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to currency risk relates to cash balances, recognized convertible debentures and trade payables in a currency other than the functional currency of the Group. Currency risk is managed by closely monitoring account balances in foreign currencies and exchange rates to assess the exposure to currency risk on an ongoing basis. Hedging has been discussed and analyzed for usefulness and was not deemed necessary at that point in time, however, the topic is revisited regularly to continuously assess the situation.

Sono Group had the following carrying amounts of exposures in foreign currency:

	December 31, 2023	December 31, 2022
	kEUR	kEUR
Cash
USD	191	16,465
Convertible debentures (all components)
USD	23,161	28,448
Trade payables
USD	118	549
SEK	-	128
GBP	-	267
CHF	-	15
PLN	-	-
	23,483	45,872

At the end of the reporting period and of the previous year, Sono Group had no trade and other receivables in foreign currencies. There were no hedging relationships at the end of the respective periods.

Based on the respective exchange rates, a hypothetical appreciation of the EUR compared to the foreign currencies by 10% would have resulted in the following effect on consolidated profit or loss before taxes.

EUR appreciation by 10%	December 31, 2023	December 31, 2022
	kEUR	kEUR
USD	2,100	1,139
SEK	-	12
GBP	-	24
CHF	-	1
PLN	-	0
	2,100	1,176

Based on the respective exchange rates at the end of the reporting period, a hypothetical depreciation of the EUR compared to the foreign currencies by 10% would have resulted in the following effect on consolidated profit before taxes.

EUR depreciation by 10%	December 31, 2023	December 31, 2022
	kEUR	kEUR
USD	(2,567)	(1,392)
SEK	-	(14)
GBP	-	(30)
CHF	-	(2)
PLN	-	(0)
	(2,567)	(1,438)

8.2	Capital management

For the purpose of Sono Group’s capital management, capital includes share capital and all other equity reserves attributable to equity holders. The total amount of capital in the reporting year was kEUR (85,572) (2022: kEUR (43,513)). The primary objective of Sono Group’s capital management is to maximize shareholder value through investment in its development activities. Capital requirements are based on short- to medium-term forecasts, and Sono Group assesses various financing options when needed.

As of December 31, 2023, based on the stage of the business cycle of Sono Group’s solar product, the Group relies almost exclusively on external financing.

For information on the capital raised in 2022 and 2023, please refer to note 7.8 Equity. For events after the balance sheet date see note 9.7. Subsequent events.

8.3	Additional information on financial instruments

8.3.1	Offsetting of financial assets and liabilities

Sono Group neither applies offsetting in the balance sheet nor has any instruments that are subject to a legally enforceable master netting arrangement or a similar agreement.

8.3.2	Carrying amounts and fair values

The table below displays information on fair value measurements, carrying amounts and categorization of financial instruments of Sono Group.

	December 31, 2023
kEUR	carrying amount	category (IFRS 9)	fair value	fair value level
Noncurrent financial assets
Other financial assets
Sublease asset	987	AC	979	2
Security deposits	50	AC	43	2
Current financial assets
Other financial assets
Sublease asset	143	AC	166	2
Debtor creditors	13	AC	n/a*	n/a
Cash and cash equivalents	7,412	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Lease liabilities	987	-	-	-
Current financial liabilities
Financial liabilities
Loans	-	FLAC	n/a*	n/a
Affiliate payable	14,798	FLAC	n/a*	n/a
Convertible debentures (host contracts)	15,042	FLAC	16,771	3
Convertible debentures (embedded derivatives)	5,808	FVTPL	5,808	3
Convertible debentures (deferred day-one gain)	2,311	-	-
Lease liabilities	143	-	-	-
Trade Payables	1,221	FLAC	n/a*	n/a
Other payables	270	FLAC	n/a*	n/a
Contract liabilities	-	-	-	-

*	The carrying amount approximately equals the fair value, thus no separate fair value disclosure is needed according to IFRS 7.29

	December 31, 2022
kEUR	carrying amount	category (IFRS 9)	fair value	fair value level
Noncurrent financial assets
Other financial assets
Security deposits	156	AC	131	2
Other assets	2	AC	n/a*	n/a
Current financial assets
Other financial assets
Paypal reserve	395	AC	n/a*	n/a
Receivables from crowdfunding and deposits	162	AC	n/a*	n/a
Debtor creditors	463	AC	n/a*	n/a
Current trade receivables	24	AC	n/a*	n/a
Current trade receivables (affiliated companies)	-	AC	n/a*	n/a
Other	90	AC	n/a*	n/a
Cash and cash equivalents	30,357	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans	2,459	FLAC	2,265	3
Lease liabilities	2,190	-	-	-
Current financial liabilities
Financial liabilities
Loans	1,334	FLAC	n/a*	n/a
Convertible debentures (host contracts)	26,146	FLAC	26,735	3
Convertible debentures (embedded derivatives)	5,575	FVTPL	5,575	3
Convertible debentures (deferred day-one losses)	(3,273)	-	-
Lease liabilities	443	-	-	-
Trade Payables	5,842	FLAC	n/a*	n/a
Other payables	5,815	FLAC	n/a*	n/a
Contract liabilities	42	-	-	-

*	The carrying amount approximately equals the fair value, thus no separate fair value disclosure is needed according to IFRS 7.29

The carrying amounts of each of the categories listed above as defined according to IFRS 9 as of the reporting dates were as follows:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Financial assets measured at amortized cost (AC)	8,462	31,649
Financial liabilities measured at amortized cost (FLAC)	31,204	41,596
Financial liabilities measured at fair value through profit or loss (FVTPL)	5,808	5,575

All financial assets and liabilities for which the fair value is measured or disclosed in the consolidated financial statements are categorized according to the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Inputs are quoted prices in (unadjusted) active markets for identical assets or liabilities

•	Level 2 — Inputs are inputs, other than quoted prices included within Level 1, which are directly or indirectly observable

•	Level 3 — Inputs are unobservable for the asset or liability

In 2022, the fair values of the two components of each of the 2022 convertible debentures, i.e., the host contract and the combined embedded derivatives, were determined as follows: First, the fair value of the hybrid financial instrument was determined by applying a simulation model (valuation technique) in which expected cash flows were based on expectations regarding the volume and point in time of conversion. In this simulation model with 50,000 simulated paths, the daily share prices were modeled based on a geometric Brownian motion with a drift rate equal to the risk-free interest rate over a one-year period. The conversion price was determined as the minimum of the simulated share prices during the seven-day period immediately preceding each assumed conversion date. As long as the simulated share price remained at or above USD 0.15, the number of shares issued at each assumed conversion date resulted from dividing the assumed conversion amount by the simulated conversion price. Otherwise, the contractually agreed repayment of the remaining debt and accrued interest over the remaining time to maturity and increased interest payments were considered instead. The model also considered the possibility of a default. If a simulated path resulted in a default situation, the remaining principal and accrued interest were multiplied by the recovery rate. As this rate was assumed to be 0% after consideration of other financial obligations, the model effectively set the payments to the investor to zero in case of default. The resulting risk-adjusted expected cash flows were discounted using a risk-free interest rate. The calculation was based on non-observable input factors with significant influence on the fair value regarding the probability of default, recovery rate and volatilities. Subsequently, the fair value of the host contract was determined by applying the discounted cash flow method (valuation technique). Thereby, the contractually agreed future cash flows in relation to the host contract without exercise of existing derivative rights (i.e., conversion rights) were discounted using an interest rate derived from an estimated credit rating. The credit spread linked to this estimated credit rating was a non-observable input factor with significant influence on the fair value of the host contract. Finally, according to IFRS 9.4.3.7 the fair value of the (embedded) derivatives was determined as the difference between the fair value of the hybrid contract and the fair value of the host contract. Both the fair value of the host contract (FLAC; non-recurring fair value measurement) and of the (embedded) derivatives (FVTPL; recurring fair value measurement) were classified as level 3.

In 2023, the fair value of the two components of the modified convertible debentures were determined with a similar model as used in 2022. However, this model takes into account the amended terms and conditions and the financing situation under the restructuring agreement with Yorkville. Due to the greater stability of the simulation model only 20,000 price paths were used. The most important changes of the terms and conditions are reflected by the new fixed conversion price of USD 0.25, the new discount on the 7-day minimum daily volume weighted average price (VWAP) of 15% for the determination of the variable conversion price, and the absence of a floor price triggering early redemption as long as the shares are not listed on Nasdaq. Based on the successful restructuring agreement with Yorkville the probability of default over the relevant time horizon is assumed to be 0%. The future share price volatility is based on a peer group analysis of financially stable firms with similar operating risk rather than Sono Group’s own share price history during insolvency proceedings. Conversions are assumed to take place whenever the variable conversion price is at or above the lowest possible conversion price for a market-based conversion in ordinary shares with the volume of the conversions depending on the assumed trading volume in OTC trading. With the beginning-of-the-year share price still below the lowest possible conversion price, i.e. the nominal value of the ordinary shares, large amounts of conversions before October 2024 can only be assumed for price paths. For the remaining amounts of principal and accrued interest, a lump sum conversion in order to prepare Sono Group for relisting on Nasdaq at the end of October 2024 is assumed in the model with 75% probability. With 12.5% probability each a delayed lump sum conversion is assumed for June 2025 (maturity of the modified convertible debentures) and December 2025 (with extension of maturity by Yorkville). For the lump sum conversion, it is assumed that they provide the financial advantage to Yorkville as agreed upon in the amendment of the terms and conditions whenever feasible. If the variable conversion price at the time of the lump sum conversion is below the nominal value of the shares, but the share price is above, it is assumed that Yorkville converts at the nominal value. If the share price at the time of the lump sum conversion is below the nominal value of ordinary shares, it is assumed that a negotiated conversion in preferred shares takes place, converting the remaining principal and accrued interest into preferred equity of the same value. For the initial valuation of the modified convertible debentures on November 20, 2023, the value determined under the assumption of a successful closing of the restructuring agreement is weighted with 80% probability, leaving room for a failure of then still ongoing negotiations with 20% probability. After the public announcement of the restructuring agreement the probability for successful closing is set to 100% as reflected in the year-end valuation.

Due to their short-term nature, the carrying amounts of the cash and cash equivalents and other current financial assets and liabilities approximate their fair value (except of the convertible debentures). The fair value of noncurrent financial assets and liabilities is determined by applying the discounted cash flow method (valuation technique). In doing so, future cash flows resulting from the financial asset or liability are discounted using an interest rate derived from an estimated credit rating.

In case of noncurrent financial assets, the counterparties are reputable financial institutions, thus credit risk has no significant influence on fair value, which leads to a classification as level 2 fair value.

At the end of fiscal year 2022 and 2023, the fair values of noncurrent financial liabilities measured at amortized cost are classified as level 3 as the credit rating is a non-observable input factor with significant influence on the fair value.

The Sono Group performs valuations including level 3 fair value measurements with the involvement of external consultants (valuation specialists). As part of the valuation process, Sono Group reviewed the contents of the contracts, concluded on the key assumptions, held discussions with the valuation specialists to ensure a consistent valuation in relation to all financial instruments and evaluated the valuation results.

The following tables summarize the quantitative information about significant observable and unobservable inputs used in level 3 recurring fair value measurements and shows the effect on the fair value when the input parameters increase or decrease:

Description	Fair value December 31, 2023 (in kEUR)	Observable* /unobservable input factor	Range of increase/ decrease of input factor	Relationship of change in observable/unobservable input factor to fair value
				Effect of increase of input parameter (in kEUR)	Effect of decrease of input parameter (in kEUR)
Convertible debentures (embedded derivative)	5,808	Share price*	+/- 10%	+253	-250
		Exchange rate USD/EUR*	+/- 10%	-716	+924
		Risk-free interest rate*	+/- 100 basis points	+13	-11
		Share price volatility	+/- 10 percentage points	+68	-64
		Credit spread	+/- 100 basis points	+182	-186
		(Partial) conversion in equity	accelerated schedule/ decelerated schedule	-32	32

*	Share price, exchange rate and risk-free interest rate are observable input parameters

Description	Fair value December 31, 2022 (in kEUR)	Observable* /unobservable input factor	Range of increase/ decrease of input factor	Relationship of change in observable/unobservable input factor to fair value
				Effect of increase of input parameter (in kEUR)	Effect of decrease of input parameter (in kEUR)
Convertible debentures (embedded derivative)	5,575	Share price*	+/- 10%	+289	-199
		Exchange rate USD/EUR*	+/- 10%	-507	+619
		Risk-free interest rate*	+/- 100 basis points	+157	-161
		Share price volatility	+/- 10 percentage points	+410	-392
		Credit spread	+/- 100 basis points	+218	-222
		Probability of default	+/- 1 rating notch change	-606	+556
		Recovery rate in case of event of default	+ 10%	+94	-
		(Partial) conversion in equity	accelerated schedule/ decelerated schedule	+165	-237

*	Share price, exchange rate and risk-free interest rate are observable input parameters

For the unobservable input factors in 2022, there is a relationship between the credit spread (used as an input for the valuation of the host contract) and the probability of default (used as a direct input for the valuation of the hybrid instrument). If the rating-based credit spread increases, it can be assumed that the probability of default will also increase, as this is also determined on the basis of ratings. For small incremental changes, a higher credit spread leads to a lower value of the host contract and accordingly to a higher value assigned to the embedded derivatives. An incrementally higher probability of default leads to a lower value of the hybrid contract and accordingly a lower value assigned to the embedded derivatives. Hence, the effect of the individual input factors on the change in fair value of the embedded derivatives is weakened in each case. As of the balance sheet date, conversions were expected to occur over a relatively short time horizon, so a sharp increase in credit spread or probability of default was not expected. However, when the increase reaches a critical level, the fair value of both the host contract and the embedded derivatives begin to approach zero, because economically beneficial conversions become less likely and repayments of principal and interest on the host contract also become less likely.

In addition, in 2022, there is also a correlation between the extent and timing of conversions of 2022 convertible debentures into equity and the probability of default. The probability of default has a greater impact on the fair value the later the conversions take place (e.g., in the case of minimum conversions).

The following table presents the changes in the recurring level 3 fair value measurements (i.e., derivatives embedded in the convertible debentures) for the period ended December 31, 2023, and December 31, 2022:

	2023	2022
	kEUR	kEUR
Balance at beginning of year	5,575	-
Additions (convertible debentures issued)	-	6,336
Modification	2,515	-
Conversion in equity (capital and other reserves)	(1,911)	(50)
Fair value changes presented in profit or loss (interest and similar income)	(259)	(645)
Income from currency revaluation (interest and similar income)	(112)	(66)
Balance at end of year	5,808	5,575

In 2023, the amount of the total gains or losses for the period presented in the table above that affect the profit and loss statement include unrealized gains from fair value changes of kEUR 3,066 and unrealized income from currency revaluation of kEUR 62. At the time of derecognition in November 2023, the fair value was zero.

In 2022, the amount of the total gains or losses for the period presented in the table above that affect the profit and loss statement are all unrealised.

The table below reconciles the opening and ending balance for the deferred day-one losses as of December 31:

	2023	2022
	kEUR	kEUR
Balance at beginning of year	3,273	-
Additions	-	3,766
Expense from currency revaluation	(32)	(37)
Amortization recognized in profit or loss during the period	(3,241)	(456)
Balance at end of year	-	3,273

The table below reconciles the opening and ending balance for the deferred day-one gain as of December 31:

2023
kEUR
Balance at beginning of year	-
Additions	2,641
Expense from currency revaluation	(14)
Amortization recognized in profit or loss during the period	(316)
Balance at end of year	2,311

8.3.3	Income and expenses

Total interest income and total interest expense are calculated by applying the EIR method to the gross carrying amount of financial assets and liabilities measured at amortized cost. Total interest expenses were as follows:

	2023	2022	2021
	kEUR	kEUR	kEUR

Total interest expense for financial assets at amortized cost	-	287	156
Total interest expense for financial liabilities at amortized cost	6,828	1,096	319

The presented total interest expense for financial assets at amortized cost is included in other general and administrative expenses as it results from negative interest charges. See note 8.1.4 Interest rate risk for further details.

The table below shows the net gains or losses of financial instruments by measurement categories:

	2023	2022	2021
	kEUR	kEUR	kEUR

Net (loss) for financial assets at amortized cost	-	(282)	(162)
Net (loss) for financial liabilities at amortized cost	(6,213)	(808)	(319)
Net gain for financial liabilities at FVTPL	2,282	711	2,802

In 2022 and 2021, net losses for financial assets at amortized cost include reversals in the loss allowance as well as losses due to negative interest charges, disclosed as bank charges. Net losses for financial liabilities at amortized cost include interest expenses and currency revaluations.

Net gain for financial liabilities at FVTPL includes changes in the fair value measurement of the convertible debentures embedded derivatives and currency revaluations. In 2021, net gain for financial liabilities at FVTPL included changes in the fair value measurement of mandatory convertible notes, including fair value changes due to own credit risk.